Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Long-term debt obligations	$ 4,534,031
Interest on long-term debt	1,884,209
Purchase obligations	561,690
Environmental obligation	66,133
Advances in aid of construction	79,864	$ 60,828
Other obligations	216,261
Total obligations	7,452,598
Cross currency swap
Derivative [Line Items]
Derivative financial instruments, liabilities	84,542
Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	19,325
Energy derivative and commodity contracts
Derivative [Line Items]
Derivative financial instruments, liabilities	6,543
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	334,352
Interest on long-term debt	195,876
Purchase obligations	561,690
Environmental obligation	16,955
Advances in aid of construction	1,236
Other obligations	79,219
Total obligations	1,231,308
Due less than 1 year | Cross currency swap
Derivative [Line Items]
Derivative financial instruments, liabilities	37,338
Due less than 1 year | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	2,725
Due less than 1 year | Energy derivative and commodity contracts
Derivative [Line Items]
Derivative financial instruments, liabilities	1,917
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	821,535
Interest on long-term debt	337,199
Purchase obligations	0
Environmental obligation	26,409
Advances in aid of construction	0
Other obligations	6,601
Total obligations	1,225,856
Due 2 to 3 years | Cross currency swap
Derivative [Line Items]
Derivative financial instruments, liabilities	29,999
Due 2 to 3 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	4,346
Due 2 to 3 years | Energy derivative and commodity contracts
Derivative [Line Items]
Derivative financial instruments, liabilities	(233)
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	285,600
Interest on long-term debt	267,112
Purchase obligations	0
Environmental obligation	1,251
Advances in aid of construction	0
Other obligations	5,232
Total obligations	584,358
Due 4 to 5 years | Cross currency swap
Derivative [Line Items]
Derivative financial instruments, liabilities	19,875
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	4,369
Due 4 to 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Derivative financial instruments, liabilities	919
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	3,092,544
Interest on long-term debt	1,084,022
Purchase obligations	0
Environmental obligation	21,518
Advances in aid of construction	78,628
Other obligations	125,209
Total obligations	4,411,076
Due after 5 years | Cross currency swap
Derivative [Line Items]
Derivative financial instruments, liabilities	(2,670)
Due after 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	7,885
Due after 5 years | Energy derivative and commodity contracts
Derivative [Line Items]
Derivative financial instruments, liabilities	$ 3,940